4. CASH, CASH EQUIVALENTS	9 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 4. CASH, CASH EQUIVALENTS	Cash and cash equivalents consist of cash at bank and in hand of $48,657,339 as at September 30, 2013 (December 31, 2012 - $4,255,508).